SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                             DWS Capital Growth Fund

The following information replaces similar disclosure in "The portfolio managers" section of the prospectuses:

The following people handle the day-to-day management of the DWS Capital Growth Fund.

  Julie M. Van Cleave, CFA                  Richard Shepley
  Managing Director of Deutsche             Managing Director of Deutsche Asset
  Asset Management and Portfolio            Management and Portfolio Manager
  Manager of the fund.                      of the fund.
  o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management
      and the fund in 2002.                     in 1998 and the fund in 2007.
  o   Head of Large Cap Growth Portfolio    o   Previous experience includes
      Selection Team.                           eight years of investment
  o   Previous experience includes 19           industry experience as research
      years of investment industry              analyst for global beverage and
      experience at Mason Street                media sectors at Newton
      Advisors, most recently serving as        Investment Management and
      Managing Director and team leader         assistant manager in corporate
      for the large cap investment team.        tax and corporate insolvency
  o   BBA, MBA, University of Wisconsin         department at Price Waterhouse,
      -- Madison.                               London.
                                            o   MA, Oxford University.
  Jack A. Zehner
  Director of Deutsche Asset Management
  and Portfolio Manager of the fund.
  o   Joined Deutsche Asset Management
      and the fund in 2002.
  o   Previous experience includes nine
      years of investment industry
      experience at Mason Street
      Advisors where he served most
      recently as Director --
      Common Stock.
  o   BBA, University of Wisconsin --
      Whitewater; MBA, Marquette
      University.


               Please Retain This Supplement for Future Reference






                                                                     [Logo]DWS
                                                                       SCUDDER
September 21, 2007                                         Deutsche Bank Group